SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHARE CAPITAL [Text Block]

15 SHARE CAPITAL

a) The Company is authorized to issue an unlimited number of common shares without par value.  As at December 31, 2024, the number of total issued and outstanding common shares was 168,707,653 (2023 - 68,871,437).

Issued share capital during the year ended December 31, 2024

On November 8, 2024, the Company acquired all outstanding shares of FCGI by issued 65,213,010 shares to former FCGI shareholders at a price of CA$1.55 ($1.11) for a total of $72.7 million (note 5).

On August 21, 2024, the Company completed a bought deal public offering, pursuant to which the Company issued a total of 14,900,000 units at a price of CA$1.35 ($0.99) per unit for aggregate gross proceeds of CA$20.0 million ($15.0 million). Shares were issued on November 8, 2024 upon the FCGI acquisition close. The Company paid $0.7 million in brokers' fee and $0.3 million for various other expenses (mostly legal and filing fees) in connection with the equity financings.

On March 13, 2024, the Company completed a bought deal public offering, pursuant to which the Company issued a total of 16,611,750 units at a price of CA$0.90 ($0.67) per unit for aggregate gross proceeds of CA$15.0 million ($11.0 million). Each unit consists of one common share of the Company and one-half of one common share purchase warrant. Each warrant entitles the holder thereof to purchase one common share at an exercise price of CA$1.20 ($0.89) for a period of 36 months from the closing of the offering. The Company paid $0.5 million in brokers' fee and $0.6 million for various other expenses (mostly legal and filing fees) in connection with the equity financings. The warrants were determined using the residual value method and no value was attributed to those warrants.

On March 8, 2024, the Company completed the acquisition of seventeen patented claims in the Rich Gulch area of the DeLamar Project (note 10). Under the terms of the purchase agreement, the Company acquired all of the interests in exchange for $2.1 million, which was satisfied through the issuance of 2,959,769 common shares in the capital of the Company.

During the year ended December 31, 2024, the Company issued 151,687 common shares as a result of vested RSUs.

Issued share capital during the year ended December 31, 2023

On May 26, 2023, the Company consolidated its common shares on the basis of one (1) new post-consolidation common share for every two and a half (2.5) existing pre-consolidation common share (the "Consolidation"). Proportionate adjustments have been made to the Company's outstanding stock options, RSUs, and DSUs. As required by IFRS, all references to share capital, common shares outstanding and per share amounts in these audited consolidated financial statements and the accompanying notes have been restated retrospectively to reflect the Consolidation.

On May 4, 2023, the Company acquired all outstanding shares of Millennial by issued 16,872,050 shares to former Millennial shareholders as consideration for their Millennial shares, at a price of $1.35 for a total of $22.7 million (note 5).

On March 16, 2023, the Company issued 20,000,000 common shares at a price of CA$1.75 in connection with the closing of the acquisition of Millennial for gross proceeds of $25.8 million. The Company paid $0.98 million in brokers' fee and $0.47 million for various other expenses (mostly legal and filing fees) in connection with the equity financings.

During the year ended December 31, 2024, the Company issued 93,911 common shares as a result of vested RSUs, net of withholding taxes.

b) Equity Incentive Awards

The Company has an equity incentive plan ("Equity Incentive Plan") whereby the Company's Board of Directors, within its sole discretion, can grant to directors, officers, employees and consultants, stock options to purchase shares of the Company, RSU and DSU (together the "Awards"). The Equity Incentive Plan provides for the issuance of Awards to acquire up to 10% of the Company's issued and outstanding capital. The Equity Incentive Plan is a rolling plan as the number of shares reserved for issuance pursuant to the grant of Awards will increase as the Company's issued and outstanding share capital increases. As at December 31, 2024, the Company had 12,713,784 (2023 - 1,689,467) awards available for issuance.

In addition, the aggregate number of shares that may be issued and issuable under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangements, as applicable):

a. to any one participant, within any one-year period shall not exceed 5% of the Company's outstanding issue, unless the Company has received disinterested shareholder approval;

b. to any one consultant (who is not otherwise an eligible director), within a one-year period shall not exceed 2% of the Company's outstanding issue;

c. to eligible persons (as a group) retained to provide investor relations activities, within a one-year period shall not exceed 2% of the Company's outstanding issue, provided however, that such persons shall only be granted stock options, and in no event will such persons be eligible to receive RSUs or DSUs;

d. to insiders (as a group) shall not exceed 10% of the Company's outstanding issue from time to time;

e. to insiders (as a group) within any one-year period shall not exceed 10% of the Company's outstanding issue; and

f. to any one insider and his or her associates or affiliates within any one-year period shall not exceed 5% of the Company's outstanding issue from time to time.

In no event will the number of shares that may be issued to any one participant pursuant to Awards under this Equity Incentive Plan (when combined with all of the Company's other security-based compensation arrangement, as applicable) exceed 5% of the Company's issued and outstanding shares from time to time.

Stock options

The following table summarizes stock option activity for the Company:

	December 31, 2024		December 31, 2023
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Balance, beginning of period	3,300,083	$3.06	1,478,773	$5.35
Granted	92,301	2.24	2,559,979	1.98
Expired	(637,507)	5.38	(717,660)	3.78
Forfeited	(130,507)	4.82	(21,009)	7.94
Balance, end of period	2,624,370	$2.38	3,300,083	$3.06

The following table summarizes information relating to stock options outstanding and exercisable as at December 31, 2024:

Exercise price per share	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
1.04 - 2.05	1,881,583	3.76	$1.13	770,273	$1.16
2.06 - 4.05	247,022	1.11	3.81	247,022	3.81
4.06 - 6.05	327,885	2.00	5.15	327,885	5.15
7.05 - 12.38	167,880	0.98	8.99	167,880	8.99
1.04 - 12.38	2,624,370	3.11	$2.38	1,513,060	$3.33

Upon the acquisition of FCGI, the Company replaced outstanding FCGI stock options with Integra stock options ("Replacement Options"). As at December 31, 2024, the Company had outstanding Replacement Options to acquire 92,301 common shares with weighted average exercise price of CA$3.12 per common share underlying the Replacement Options and weighted average life of  years. The Replacement options have remaining expiry dates up to January 31, 2030 (note 5).

On December 20, 2023, the Company granted 1,603,371 stock options to its directors, officers, employees and contractors at an exercise price of $1.04 per option, with the expiry date December 20, 2028. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $0.91 million, to be amortized over the options vesting period.

On May 4, 2023, the Company granted 764,704 replacement stock options to Millennial's employees and consultants (note 5), at the price range of $2.40 - $5.29. Of these replacement options, 207,000 expired on the following day, 62,100 expired on August 4, 2023, and 40,480 expired on May 4, 2024. The share-based payment related to those replacement stock options was calculated as $31,888 and included in the purchase price allocation.

On January 10, 2023, the Company granted 191,904 stock options to its directors and officers, at an exercise price of $1.63 per option, with the expiry date January 10, 2028. The options were granted in accordance with the Company's Equity Incentive Plan and are subject to vesting provisions. The share-based payment related to these options was calculated as $0.14 million, to be amortized over the options vesting period.

The following assumptions were used for the Black-Scholes valuation of stock options granted during the year ended December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Expected annualized volatility	60%		51.79% - 61.47%
Risk free interest rate	3.08%		3.27% - 4.43%
Expected life	2.25	yr	1 - 3.5	yr
Expected dividends	-		-
Weighted average of strike price of options granted	$1.11		$1.98

During the year ended December 31, 2024, the total share-based compensation expense related to stock options was  $0.4 million (2023 - $0.3 million).

RSUs

RSUs are the equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant and vest in equal installments annually over three years. The aggregate maximum number of shares available for issuance from treasury underlying RSUs under the Equity Incentive Plan is 4,000,000 shares. These units are exercisable into one common share once vested, for no additional consideration. They can be redeemed in cash, at the Company's discretion. In general, RSUs vest one-third per year for three years.

The following table summarizes the RSU activity for the Company:

	RSUs	Weighted average fair value
Balance at December 31, 2022	292,046	$5.60
Granted	1,058,022	1.10
Settled	(110,602)	5.81
Settled in cash	(25,873)	5.81
Forfeited/Expired	(48,474)	2.57
Balance as at December 31, 2023	1,165,119	1.35
Settled	(301,103)	1.84
Deferred settlement	38,225	1.84
Forfeited/Expired	(67,166)	1.30
Balance at December 31, 2024	835,075	$1.06

During the year ended December 31, 2024, the total share-based compensation expense related to RSUs was $0.8 million (2023 - $0.5 million).

The Company may use a net withholding settlement feature for vested RSUs, where a portion of the vested RSUs can be withheld, to satisfy employee tax withholding obligations.

DSUs

DSUs are equity settled units, granted under the Company's Equity Incentive Plan and are accounted for based on the market value of the underlying shares on the date of grant. DSUs granted before the fourth quarter ("Q4") of 2021 vested immediately. DSUs granted from Q4 2021 onward will vest one year post grant. The aggregate maximum number of shares available for issuance from treasury underlying deferred share units under the Equity Incentive Plan is 3,000,000 shares. These units are exercisable into one common share during the period commencing on the business day immediately following the retirement date and ending on the ninetieth day following the retirement date providing a written redemption notice to the Company, for no additional consideration. In the event a participant resigns or is otherwise no longer an eligible participant during the year, then any grant of DSUs that are intended to cover such year, the participant will only be entitled to a pro-rated DSU payment. These units can be redeemed in cash, at the Company's discretion.

The following table summarizes the DSU share activity for the Company:

	DSUs	Weighted average fair value
Balance at December 31, 2022	194,610	$4.73
Granted	537,865	1.15
Vested	-	1.80
Balance as at December 31, 2023	732,475	2.05
Granted	145,783	0.83
Cancelled	(123,893)	0.95
Settled	(56,829)	3.41
Balance at December 31, 2024	697,536	$1.85

During the year ended December 31, 2024, the total share-based compensation expense related to DSUs was $0.30 million (2023 - $0.30 million). As at December 31, 2024, there were 127,364 unvested DSUs (2023 - 537,865).

Share purchase warrants

The following table summarizes the warrants activity for the Company:

	Warrants	Weighted average fair value
Balance at December 31, 2023	2,015,122	$1.04
Issued	8,305,874	0.89
Expired	(2,015,122)	1.04
Balance at December 31, 2024	8,305,874	$0.89

On March 13, 2024, the Company issued 8,305,874 warrants at $0.89 per share and exercisable until March 13, 2027, as part of a bought deal public offering.